EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of Earnings per Share
Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2023	2022

Net income from continuing operations	$121,824	$779,374
Non-controlling interest	7,634	5,539
Net income attributable to shareholders of Tricon from continuing operations	114,190	773,835
Net income attributable to shareholders of Tricon from discontinued operations	—	35,106
Net income attributable to shareholders of Tricon	$114,190	$808,941

Weighted average number of common shares outstanding	272,320,337	272,972,697
Adjustments for vested units	1,337,114	1,510,567
Weighted average number of common shares outstanding for basic earnings per share	273,657,451	274,483,264

Basic earnings per share
Continuing operations	$0.42	$2.82
Discontinued operations	—	0.13
Basic earnings per share	$0.42	$2.95

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2023	2022

Net income attributable to shareholders of Tricon from continuing operations	$114,190	$773,835
Adjustment for preferred units interest expense - net of tax	—	18,410
Fair value gain on exchange and prepayment options of preferred units	—	(175,848)
Adjusted net income attributable to shareholders of Tricon from continuing operations	114,190	616,397
Net income attributable to shareholders of Tricon from discontinued operations	—	35,106
Adjusted net income attributable to shareholders of Tricon	$114,190	$651,503

Weighted average number of common shares outstanding	273,657,451	274,483,264
Adjustments for stock compensation	1,886,348	1,790,235
Adjustments for preferred units	—	34,826,994
Weighted average number of common shares outstanding for diluted earnings per share	275,543,799	311,100,493

Diluted earnings per share
Continuing operations	$0.41	$1.98
Discontinued operations	—	0.11
Diluted earnings per share	$0.41	$2.09